Summary of Significant Accounting Policies (Schedule of Trade Receivable) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of trade receivables, net
Trade receivables	$ 1,717.4	$ 1,142.0
Allowance for doubtful accounts	(16.2)	(15.6)	$ (16.2)	$ (19.9)
Total trade receivables, net	1,701.2	1,126.4
Billed Revenues
Summary of trade receivables, net
Trade receivables	1,515.9	969.8
Unbilled Revenues
Summary of trade receivables, net
Trade receivables	$ 201.5	$ 172.2